Goodwill and Intangible Assets - Schedule of Changes in Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 5,676.9	$ 6,072.5
Additions	704.5	294.4
Disposals	(1.3)	(247.9)
Amortization	(223.1)	(195.6)
Impairment	(46.8)	(8.3)
Foreign exchange effect and other	83.9	(238.2)
Intangible assets and goodwill, ending balance	6,194.1	5,676.9
Intangible assets with indefinite useful life	1,790.5	1,700.5
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	6,416.4
Intangible assets and goodwill, ending balance	7,190.8	6,416.4
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(712.6)
Intangible assets and goodwill, ending balance	(934.5)	(712.6)
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(26.9)
Intangible assets and goodwill, ending balance	(62.2)	(26.9)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,702.7	2,904.7
Additions	316.2	136.4
Disposals	0.0	(227.1)
Amortization	0.0	0.0
Impairment	(43.9)	(2.6)
Foreign exchange effect and other	22.3	(108.7)
Intangible assets and goodwill, ending balance	2,997.3	2,702.7
Goodwill | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,712.3
Intangible assets and goodwill, ending balance	3,043.9	2,712.3
Goodwill | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Goodwill | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(9.6)
Intangible assets and goodwill, ending balance	(46.6)	(9.6)
Lloyd's participation rights
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	503.2	507.9
Additions	0.0	0.0
Disposals	0.0	0.0
Amortization	0.0	0.0
Impairment	0.0	(4.3)
Foreign exchange effect and other	0.0	(0.4)
Intangible assets and goodwill, ending balance	503.2	503.2
Lloyd's participation rights | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	507.5
Intangible assets and goodwill, ending balance	503.2	507.5
Lloyd's participation rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Lloyd's participation rights | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(4.3)
Intangible assets and goodwill, ending balance	0.0	(4.3)
Customer and broker relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	932.8	1,047.8
Additions	134.9	11.2
Disposals	0.0	(8.2)
Amortization	(105.5)	(99.3)
Impairment	0.0	(0.2)
Foreign exchange effect and other	7.6	(18.5)
Intangible assets and goodwill, ending balance	969.8	932.8
Customer and broker relationships | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,247.0
Intangible assets and goodwill, ending balance	1,391.4	1,247.0
Customer and broker relationships | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(314.0)
Intangible assets and goodwill, ending balance	(421.9)	(314.0)
Customer and broker relationships | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(0.2)
Intangible assets and goodwill, ending balance	0.3	(0.2)
Brand names
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,096.8	1,171.4
Additions	34.8	11.9
Disposals	0.0	(8.5)
Amortization	0.0	0.0
Impairment	0.0	0.0
Foreign exchange effect and other	49.5	(78.0)
Intangible assets and goodwill, ending balance	1,181.1	1,096.8
Brand names | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,096.8
Intangible assets and goodwill, ending balance	1,181.1	1,096.8
Brand names | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Brand names | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	0.0
Intangible assets and goodwill, ending balance	0.0	0.0
Computer software and other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	441.4	440.7
Additions	218.6	134.9
Disposals	(1.3)	(4.1)
Amortization	(117.6)	(96.3)
Impairment	(2.9)	(1.2)
Foreign exchange effect and other	4.5	(32.6)
Intangible assets and goodwill, ending balance	542.7	441.4
Computer software and other | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	852.8
Intangible assets and goodwill, ending balance	1,071.2	852.8
Computer software and other | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(398.6)
Intangible assets and goodwill, ending balance	(512.6)	(398.6)
Computer software and other | Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(12.8)
Intangible assets and goodwill, ending balance	$ (15.9)	$ (12.8)